Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group International Equity ETF
Entity Central Index Key	0001969445
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Capital Group International Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Equity ETF
Class Name	Capital Group International Equity ETF
Trading Symbol	CGIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group International Equity ETF (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIE	$ 28	0.54% *
*Annualized.
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54% [1]
Net Assets	$ 1,312,000,000
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,312
Total number of portfolio holdings	73
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio ho ldings by sector (perce nt of net assets)

[1]	Annualized.